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                         AIM INVESTMENT SECURITIES FUNDS

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
               AIM LIMITED MATURITY TREASURY FUND - CLASS A SHARES
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                           AIM TOTAL RETURN BOND FUND


                             Supplement dated January 14, 2002
       to the Statement of Additional Information dated December 31, 2001


The following paragraph is added as a new paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - EQUITY INVESTMENTS - PREFERRED STOCK" appearing on page 6 of the Statement of Additional Information:

         "AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis."

The following paragraph is added as a new second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DEBT INVESTMENTS - MONEY MARKET INSTRUMENTS AND MATURITIES" on page 8 of the Statement of Additional Information:

         "AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities."